Related party disclosures	9 Months Ended
Sep. 30, 2020
Related Party [Abstract]
Related party disclosures	Related party disclosures
There is no single investor who has the ability to control the Board of Directors or the vote on shareholder resolutions. As of September 30, 2020, only BPI France Participation - Fonds Large Venture owned 10% or more of the share capital of the Company. As of December 31, 2019, there were two investors who each beneficially own 10% or more of the share capital of the Company: BPI France Participation - Fonds Large Venture a fund managed by Bpifrance and AWM Investment Co. At the annual shareholders meeting on June 30, 2017, the shareholders approved the nomination of Mailys Ferrere to the board of directors. Mrs. Ferrere is employed by BPI France Participation - Fonds Large Venture. Bpifrance provided funding to two consortiums which include the Company in the context of long-term research projects and in loans (See Note 13 Government loans). On April 2, 2020, the Company entered into a Shareholder Loan Agreement with Bpifrance Participations of $2.2 million which was converted into equity on May 15, 2020. In April 2015, the Company completed the sale of a $12 million convertible note, in April 2016 the sale of a $6.0 million convertible note, in September 2018 the sale of a $4.5 million convertible note, in May 2019 the sale of a $3.0 million convertible note and in August 2019 the sale of a $5.0 million convertible note, all to an affiliate of Nokomis Capital, L.L.C., a beneficial owner of 9.9% of the share capital of the Company (see Note 15 Convertible debt). In 2017, the Company amended the terms of the notes issued in 2015 and 2016 and as part of the agreement, Wesley Cummins, a former (as of February 2020) representative of Nokomis Capital, L.L.C., became a board observer in November 2017, and on June 29, 2018, the shareholders approved Mr. Cummins' nomination to the board of directors. As of September 30, 2020, the principal amount and accrued interest of the convertible notes held by an affiliate of Nokomis Capital, L.L.C amounts to $35.0 million. As of September 30, 2020, Nokomis no longer has representation on the board of directors.
No other transactions have been entered into with these or any other related parties during the nine months ended September 30, 2019 and 2020, other than normal compensation (including share based payment arrangements) for and reimbursement of expenses incurred in their roles as Directors or employees of the Company.